Commitments and Contingencies (Details Textual) (USD $)	0 Months Ended	1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended		49 Months Ended
	May 04, 2012 sqft	Jun. 22, 2012 sqft	May 31, 2012	Mar. 31, 2012 ChargingStation	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013 ChargingStation	Sep. 30, 2012	Dec. 31, 2012 ChargingStation	Dec. 31, 2011	Sep. 30, 2013	Jun. 30, 2012	Mar. 22, 2012 sqft
Commitments and Contingencies (Textual)
Term of future office lease	39 months	3 years		3 years	3 years
Lease payment related to future office space, per year					$ 132,480
Extended term of future office lease					3 years
Additional lease payment after renewal of lease term, per year					137,655
Lease commencing date	Jun. 01, 2012		Mar. 01, 2012		Apr. 01, 2012
Accrued amount accounts payable and accrued expenses											55,200		55,200
Accrued rent liability					55,200					143,461
Related security deposit written off by company					34,000
Area of leased office space	4,244	1,543												1,543
Security deposit	33,952	7,839												7,869
Initial annual minimum rental payment	135,808	29,626		29,626
Annual increment on lease rent (in percentage)	3.00%	3.00%		3.00%
Renew Lease contains option	The lease contains one-three year option to renew based upon notice as defined by the lease at prevailing rates at such time	The lease contains one-three year option to renew based upon notice as defined by the lease at prevailing rates at such time.		The lease contains one-three year option to renew based upon notice as defined by the lease at prevailing rates at such time.
Description for deferred rent on condensed consolidated balance sheet			Excess of the minimum monthly straight line payments over the life of the lease over the actual lease payments made as of December 31, 2012.
Total rent expenses						42,320	(13,363)			82,584	82,584
Company commitment to purchase number of charging stations				500				500
Number of units purchased under master agreement										90
Amount paid in excess to purchase charging stations per unit, minimum				2,500				2,500
Amount paid in excess to purchase charging stations per unit, maximum				2,700				2,700
Subleased space, monthly rent								2,400
Receipt of liability						137,589			40,124			439,405
Lawsuit pending for past due fees due to a consulting firm								$ 41,000